Risk management - United States - SC USA - Expected losses based on prospective information (Details) - United States - North America - Santander Consumer USA - scenario	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit risk
Number of prospective macroeconomic scenarios	4
Evolution projection period (in years)	5 years
Minimum period of irregular positions to consider significant increase in risk	30 days
Maximum
Credit risk
Threshold percentage in determining classification of Stage 2	1.00%
Minimum
Credit risk
Threshold percentage in determining classification of Stage 2	0.60%
SC Auto
Credit risk
Change in provision assuming 100bp decrease in Manheim index (as a percent)	1.10%
Change in provision assuming 100bp increase in Manheim index (as a percent)	(0.70%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(4.00%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	4.60%
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	2.60%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(1.50%)
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	1.80%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(1.20%)
Pessimistic scenario 2
Credit risk
Interest rate (as a percent)	0.20%
Unemployment rate (as a percent)	6.60%
Housing price change (as a percent)	1.20%
GDP growth (as a percent)	2.30%
Indice Manheim (as a percent)	(2.30%)
Percentage of weightings associated with the macroeconomic scenarios	18.00%	18.00%	18.00%
Pessimistic scenario 1
Credit risk
Interest rate (as a percent)	1.20%
Unemployment rate (as a percent)	4.60%
Housing price change (as a percent)	1.70%
GDP growth (as a percent)	2.80%
Indice Manheim (as a percent)	(1.90%)
Percentage of weightings associated with the macroeconomic scenarios	20.00%	20.00%	20.00%
Base scenario
Credit risk
Interest rate (as a percent)	1.30%
Unemployment rate (as a percent)	3.80%
Housing price change (as a percent)	2.30%
GDP growth (as a percent)	2.70%
Indice Manheim (as a percent)	(1.90%)
Percentage of weightings associated with the macroeconomic scenarios	33.00%	33.00%	33.00%
Optimistic scenario
Credit risk
Interest rate (as a percent)	1.70%
Unemployment rate (as a percent)	3.30%
Housing price change (as a percent)	2.80%
GDP growth (as a percent)	3.30%
Indice Manheim (as a percent)	(1.80%)
Percentage of weightings associated with the macroeconomic scenarios	30.00%	30.00%	30.00%